Employee Benefits - Summary of Movement in Present Value of Accrued Benefit Obligation for Defined Plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of defined benefit plans [line items]
Defined benefit obligation, beginning of year	$ 267,801	$ 226,372
Current service cost	46,793	56,223
Interest cost	16,059	11,645
Benefits paid	(5,235)	(2,749)
Remeasurement (gain) loss arising from:
- Demographic	(38)	3,143
- Financial assumptions	(1,248)	(29,381)
- Experience	19,817	3,704
Effect of movements in exchange rates	798	(1,156)
Defined benefit obligation, end of year	344,747	267,801
TFI International pension plans [Member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation, beginning of year	14,938	13,999
Current service cost	0	474
Interest cost	697	638
Benefits paid	(1,123)	0
Remeasurement (gain) loss arising from:
- Demographic	0	0
- Financial assumptions	(215)	141
- Experience	187	839
Effect of movements in exchange rates	798	(1,153)
Defined benefit obligation, end of year	15,282	14,938
TForce Freight pension plans [Member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation, beginning of year	252,863	212,373
Current service cost	46,793	55,749
Interest cost	15,362	11,007
Benefits paid	(4,112)	(2,749)
Remeasurement (gain) loss arising from:
- Demographic	(38)	3,143
- Financial assumptions	(1,033)	(29,522)
- Experience	19,630	2,865
Effect of movements in exchange rates	0	(3)
Defined benefit obligation, end of year	$ 329,465	$ 252,863